Foreign Activities	12 Months Ended
Mar. 31, 2011
Foreign Activities
Foreign Activities

28.    FOREIGN ACTIVITIES

Foreign operations include the business conducted by overseas offices, as well as international business conducted from domestic offices, principally several international banking-related divisions of BTMU's and MUTB's Head Office in Tokyo, and involve various transactions with debtors and customers residing outside Japan. Close integration of the MUFG Group's foreign and domestic activities makes precise estimates of the amounts of assets, liabilities, income and expenses attributable to foreign operations difficult and necessarily subjective. Assets, income and expenses attributable to foreign operations are allocated to geographical areas based on the domicile of the debtors and customers.

Generally, interest rates with respect to funds borrowed and loaned between domestic and foreign operations are based on prevailing money market rates appropriate for the transactions. In general, the MUFG Group has allocated all direct expenses and a proportionate share of general and administrative expenses to income derived from foreign loans and other transactions by the MUFG Group's foreign operations. The following table sets forth estimated total assets at March 31, 2009, 2010 and 2011, and estimated total revenue, total expense, income (loss) before income tax expense (benefit) and net income (loss) attributable to Mitsubishi UFJ Financial Group for the respective fiscal years then ended:

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2009:
Total revenue(2)	¥2,924,414	¥568,655	¥233,703	¥329,672	¥14,449	¥4,070,893
Total expense(3)	4,281,841	778,956	471,273	218,851	84,199	5,835,120
Income (loss) before income tax expense (benefit)	(1,357,427)	(210,301)	(237,570)	110,821	(69,750)	(1,764,227)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(1,064,387)	(223,501)	(229,462)	119,442	(70,132)	(1,468,040)
Total assets at end of fiscal year	142,996,407	23,092,047	14,981,793	7,473,868	4,955,302	193,499,417
Fiscal year ended March 31, 2010:
Total revenue(2)	¥3,604,965	¥604,395	¥355,005	¥482,588	¥165,416	¥5,212,369
Total expense(3)	3,065,026	396,009	130,576	209,560	129,082	3,930,253
Income before income tax expense	539,939	208,386	224,429	273,028	36,334	1,282,116
Net income attributable to Mitsubishi UFJ Financial Group	189,751	192,970	199,093	241,445	36,560	859,819
Total assets at end of fiscal year	149,023,436	21,624,397	15,804,022	8,421,156	5,211,386	200,084,397
Fiscal year ended March 31, 2011:
Total revenue(2)	2,969,012	446,521	238,658	470,868	135,333	4,260,392
Total expense(3)	2,782,950	266,549	130,533	238,735	4,387	3,423,154
Income before income tax expense	186,062	179,972	108,125	232,133	130,946	837,238
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(103,003)	171,838	90,032	193,422	109,507	461,796
Total assets at end of fiscal year	145,778,973	23,481,443	17,044,207	10,908,164	5,648,501	202,861,288

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.

The following is an analysis of certain asset and liability accounts related to foreign activities at March 31, 2010 and 2011:

	2010	2011
	(in millions)
Cash and due from banks	¥347,773	¥304,188
Interest-earning deposits in other banks	4,039,789	5,132,127

Total	¥4,387,562	¥5,436,315

Trading account assets	¥14,826,329	¥18,393,393

Investment securities	¥5,648,126	¥6,003,420

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥20,161,551	¥19,962,692

Deposits	¥22,672,788	¥20,918,476

Funds borrowed:
Call money, funds purchased	¥173,829	¥213,930
Payables under repurchase agreements	6,559,641	5,870,083
Payables under securities lending transactions	261,270	270,189
Other short-term borrowings	1,744,690	1,469,984
Long-term debt	3,913,889	3,430,606

Total	¥12,653,319	¥11,254,792

Trading account liabilities	¥2,778,540	¥3,338,947